Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Finance Income and Finance Costs Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Income and Finance Costs Recognized in Profit or Loss [Abstract]
Finance income from remeasurement of warrant liabilities			€ 10,329
Foreign currency gains		3	9,928
Income from other interest and similar income	24	187	259
Finance income	24	190	20,515
Finance expense from remeasurement of warrant liabilities	(62,170)	(10,859)
Interest expense from shareholder loans	(16,106)	(2,784)
Loss from extinguishment of loan	(3,725)
Foreign currency losses	(6,660)
Interest expense from leasing	(156)	(153)	(122)
Interest expense from guarantee commissions	(10)	(67)	(246)
Other interest expense	(56)	(23)	(59)
Finance expenses	(88,883)	(13,886)	(427)
Net finance result	€ (88,858)	€ (13,697)	€ 20,089